SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Non-operating loss carryforward	$ 6,326,000	$ 4,685,000
Valuation allowance	(6,326,000)	(4,685,000)
Net deferred tax asset